Impairments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets that are either past due or impaired [abstract]
Schedule of impairments

Skr mn	Apr-Jun 2026	Jan-Mar 2026	Apr-Jun 2025	Jan-Jun 2026	Jan-Jun 2025	Jan-Dec 2025
Expected credit losses, stage 1	5	10	-39	15	-29	-19
Expected credit losses, stage 2	32	6	-12	38	-5	-293
Expected credit losses, stage 3	24	-17	-14	7	2	-112
Established credit losses	-2	—	-100	-2	-100	-100
Reserves applied to cover established credit losses	2	—	93	2	93	94
Recovered credit losses	0	1	1	1	1	1
Net credit losses	61	0	-71	61	-38	-429

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2026				December 31, 2025
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	222,081	36,373	5,698	264,153	263,517
Off-balance sheet exposures, before expected credit losses	77,393	13,993	0	91,386	91,520
Total, before expected credit losses	299,475	50,366	5,698	355,539	355,038
Loss allowance, loans	-55	-347	-365	-768	-805
Loss allowance, off-balance sheet exposures[1]	0	0	—	0	-2
Total loss allowance	-55	-347	-365	-768	-807
Provision ratio (in percent)	0.02	0.69	6.41	0.22	0.23
1 Recognized under provision in Consolidated Statement of Financial Position. Off-balance sheet exposures consist of guarantee commitments and committed undisbursed loans, see Note 9.
Loss Allowance

	June 30, 2026				December 31, 2025
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-69	-378	-359	-807	-526
Increases due to origination and acquisition	-4	-70	—	-74	-343
Net remeasurement of loss allowance	13	-68	-7	-62	-65
Transfer to stage 1	0	5	—	5	0
Transfer to stage 2	2	-4	—	-2	-29
Transfer to stage 3	0	2	-16	-14	-75
Decreases due to derecognition	6	171	29	206	88
Decreases in allowance account due to write-offs	—	—	2	2	94
Exchange-rate differences[1]	-1	-7	-14	-23	50
Closing balance	-55	-347	-365	-768	-807
1 Recognized under net results of financial transactions in Statement of Comprehensive Income.